Business combination (Tables)	12 Months Ended
Dec. 31, 2023
Business combination
Schedule of components of provisional fair value of identified net assets and goodwill recognised

EUR’000	19 December 2023
Vessels including dry docks	296,707
Vessel under construction	144,219
Other fixtures & fittings	598
Right-of-use assets	1,033
Trade and other receivables	29,408
Inventories	147
Prepayments	3,821
Cash and cash equivalents	106,056
Total assets	581,989
Provisions	6,987
Deferred tax liabilities	10,315
Trade and other payables	40,271
Lease liabilities	1,300
Deferred charter hire income	1,937
Current income tax liabilities	1,217
Total liabilities	62,027

Total identifiable net assets at fair value	519,962
Goodwill arising on acquisition	16,919
Purchase price transferred	536,881
Cash and cash equivalents acquired	106,056
Consideration paid in shares	441,228
Net cash purchase price	(10,403)